Share-based compensation - DSUs and RSUs Granted (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares) | shares	87,222	59,654
Granted (in shares) | shares	28,354	27,568
Number of units - end of period (in shares) | shares	115,576	87,222
DSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in dollars per share) | $ / shares	$ 43.93	$ 37.21
DSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in dollars per share) | $ / shares	$ 53.15	$ 86.93
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares) | shares	103,626	46,591
Granted (in shares) | shares	132,254	102,483
Released (in shares) | shares	(24,359)	(5,515)
Forfeited (in shares) | shares	(51,371)	(39,933)
Number of units - end of period (in shares) | shares	160,150	103,626
RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in dollars per share) | $ / shares	$ 43.55	$ 40.30
Weighted average exercise price of units released (in dollars per share) | $ / shares	40.30	86.38
Weighted average exercise price of units forfeited (in dollars per share) | $ / shares	42.24	42.24
RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in dollars per share) | $ / shares	69.71	54.26
Weighted average exercise price of units released (in dollars per share) | $ / shares	86.38	94.05
Weighted average exercise price of units forfeited (in dollars per share) | $ / shares	$ 86.38	$ 94.05